OPTIONS	12 Months Ended
Jun. 30, 2025
OPTIONS

17. OPTIONS

On November 22, 2018, the Company’s shareholders approved and the Company adopted a rolling stock option plan (the “Option Plan”), under which the Board of Directors may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company. Pursuant to the Option Plan, the Company may issue options for such period and exercise price as may be determined by the Board of Directors, and in any case not exceeding ten (10) years from the date of grant with the total options issued under the Option Plan not exceeding ten percent (10%) of the common shares of the Company, outstanding at the time of the granting of such options. The minimum exercise price of an option granted under the Option plan must not be less than the market value of the common shares on the date such option is granted.

As at June 30, 2025 and June 30, 2024, there were no stock options issued and outstanding.

During the years ended June 30, 2025, 2024 and 2023, the Company expensed $nil of the fair value of the stock options.